Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Accounting Policies	ACCOUNTING POLICIES
Basis of accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2020, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2020, filed with the Securities and Exchange Commission on April 22, 2021 (the “2020 Form 20-F”).

Significant accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements for the six months ended June 30, 2021 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2020, except for those disclosed in note 3 that did not have any material impact on the interim information for the six months ended June 30, 2021.

Held-for-sale assets and disposal group

Individual assets or disposal groups to be disposed of, by sale or otherwise, are classified as held-for-sale if all of the following criteria are met at the period end:

•management, having the authority to approve the action, commits to a plan to sell the assets, subsidiaries or affiliates;
•the asset, subsidiaries or affiliates are available for immediate sale in its (their) present condition subject only to terms that are usual and customary for such sales;
•an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•the sale is probable; and
•the transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity, group of components or equity accounted investments that has been disposed of by sale, disposed of other than by sale e.g. via distribution in kind to owners in a spinoff or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results and operations, or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on acquisition.

Assets or disposal groups, held-for-sale are carried at the lower of their carrying amount and fair value less costs to sell. As an exception, investments in associates classified as held for sale continue to be measured in accordance with ASC 323 “Investments - Equity Method and Joint Venture”. Upon classification as held-for-sale, the assets that are amortizable are no longer depreciated.

Gain or loss on disposals of held-for-sale assets are recognized as the difference between the fair value of consideration received and the carrying amount of the assets disposed.

Investments in listed equity securities

Investments in listed equity securities represents ownership interests of a publicly listed entity. Investments in listed equity securities are recorded at fair value with changes in fair value reported in “Other non-operating losses, net” which is included in net income. We classify our investment in listed equity securities in the income statement as non-operating because it is not integrated with our operations therefore is non-operating in nature. We use quoted market prices to determine the fair value of listed equity securities with a readily determinable fair value, unless the presence of certain restrictions warrants the application of a discount to fair value. We do not assess our investments in listed equity securities for impairment given they are carried at fair value.

We classify our investments in listed equity securities as current assets because the investment is available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the investment in the next twelve months.

Dividends received from our investments in listed equity securities are reflected as operating activities in the statement of cash flows (unless such distributions relate to a return of capital in which case it is reflected as an investing activity in the statement of cash flows).

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, ship operating expenses and drydocking requirements.

During the period ended June 30, 2021, as a result of COVID-19 and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable as of June 30, 2021 and concluded that no such events or changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2020 impairment tests of our vessels. We will continue to monitor developments in the markets in which we operate for indications that the carrying value of our vessels are not recoverable.

In relation to the oil derivative instrument, the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Liquefaction Tolling Agreement (“LTA”). Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument are recognized in each period within "Realized and unrealized (loss)/gain on oil derivative instrument" as part of the consolidated statement of operations.

The realized and unrealized gain/(loss) on oil derivative instrument is as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Realized gain on oil derivative instrument	2,975	2,539
Unrealized gain/(loss) on oil derivative instrument	81,190	(39,620)
	84,165	(37,081)

For further information on the nature of this derivative, refer to note 18. The unrealized gain results from movement in oil prices above a contractual floor price over the term of the LTA; whereas the realized gain results from monthly billings above the base tolling fee under the LTA.

Changes in presentation of equity in net losses of affiliates and investment in affiliates

On April 15, 2021, we have completed the GMLP and Hygo Merger (note 9). Previously, our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo were presented within “Equity in net losses of affiliates” and “Investment in affiliates”. Due to the completion of the GMLP and Hygo Merger, we have retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations. The changes in presentation for the prior periods are shown below:

Unaudited Consolidated Statements of Operations	Six months ended June, 2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Equity in net losses of affiliates	(177,301)	177,040	(261)
Loss from discontinued operations	—	(177,040)	(177,040)

Consolidated Balance Sheet	December 31, 2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Investment in affiliates	312,151	(267,766)	44,385
Assets held for sale	—	267,766	267,766

Unaudited Statements of Cashflows	Six months ended June 30, 2020
(in thousands of $)	As previously reported	Adjustments (decrease) increase	Restated
Net cash provided by operating activities
Equity in net losses of affiliates	177,301	(177,040)	261
Loss from discontinued operations	—	177,040	177,040
Dividends received	460	(460)	—
Dividends received from discontinued operations	—	460	460

Net cash (used in)/provided by investing activities
Additions to investments in affiliates	(10,452)	2,410	(8,042)
Dividends received	9,204	(9,204)	—
Short-term loan advanced to related parties	(40,000)	40,000	—
Proceeds from repayment of short-term loan advanced to related parties	40,000	(40,000)	—

Net cash (used in)/provided by discontinued investing activities
Additions to investments in affiliates	—	(2,410)	(2,410)
Dividends received	—	9,204	9,204
Short-term loan advanced to related parties	—	(40,000)	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	—	40,000	40,000